Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Checking and saving accounts	$ 99,286	$ 118,367
Time deposits of no more than ninety days	19,500	40,000
Cash on hand	279	365
Cash and cash equivalents	$ 119,065	$ 158,732	$ 156,158	$ 238,792